September 29, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        IDS Growth Fund, Inc.
           File No. 2-38355/811-2111

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement of Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS GROWTH FUND, INC.



William R. Pearce
President and Chief Executive Officer
WRP/NL/ps